                                                     Sage Life Investment Trust
                                                   S&P 500(R) EQUITY INDEX FUND
================================================================================


                                                                       [PICTURE]

                                                        Semi-Annual Report
                                                        June 30, 2001


                                                                      [LOGO]SAGE
================================================================================

[LOGO]SAGE


     Dear Contract Owner:

     We are pleased to present you with this semi-annual report about the S&P 500 Equity Index Fund (the "Fund") of the Sage Life Investment Trust for the six month period ending June 30, 2001.

     The Fund is available only to owners of Sage Life's Asset I and Asset II variable annuities and LifeAsset I variable life insurance contract.

     The report provides financial information about the Fund.

     Thank you for your investment in Sage funds and products.

     Sincerely,


     SAGE LIFE INVESTMENT TRUST


     /s/ Robin I. Marsden


     Robin I. Marsden
     President and Chief Executive Officer

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
               Illustration of an Assumed Investment of $10,000

The graph below compares the growth in value of a $10,000 investment in the Sage S&P 500 Equity Index Fund with the performance of the S & P 500 Composite Stock Price Index.
The graph assumes that distributions are reinvested.

                          S & P 500 Equity Index Fund
                           Total Return Performance

                                    [GRAPH]                       S & P 500
                                                                    Stock
                          S & P 500 Equity Index Fund           Index Returns
                        Feb-19-99                 10,000.00       10,000.00
                           Mar-99                 10,350.00       10,380.73
                           Jun-99                 11,070.00       11,077.48
                           Sep-99                 10,340.00       10,351.20
                           Dec-99                 11,872.00       11,856.54
                           Mar-00                 12,195.00       12,093.22
                           Jun-00                 11,801.00       11,738.31
                           Sep-00                 11,690.00       11,592.33
                           Dec-00                 10,826.00       10,890.82
                           Mar-01                  9,532.00        9,363.62
                           Jun-01                 10,068.00       10,165.00


Past performance does not guarantee future results.

Average Annual Total Return for the Periods ended June 30, 2001

                                         Period Ended June 30, 2001     Since inception *
S & P 500 Equity Index Fund                         (7.00%)                    0.29%
S & P 500 Composite Stock Price Index               (6.69%)                    0.70%

 * Inception date February 19, 1999

Past performance is not indicitive of future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns presented assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund.

                          SAGE LIFE INVESTMENT TRUST
                    S&P 500 Equity Index Fund June 30, 2001
                      Schedule of Investments (Unaudited)


                                                 Market
Shares                                           Value
------                                           -----
       COMMON STOCK - 98.6%
       Advertising - 0.3%
    145   Interpublic Group of Co.,.........  $      4,256
          Inc
     37   Omnicom Group, Inc................         3,182
    100   TMP Worldwide, Inc.*..............         6,000
                                              ------------
                                                    13,438
                                              ------------
       Aerospace - 0.5%
    126   General Dynamics Corp.............         9,804
    100   Goodrich Corp.....................         3,798
    200   Lockheed Martin Corp..............         7,410
    156   Raytheon Co.......................         4,142
                                              ------------
                                                    25,154
                                              ------------
       Airlines - 0.1%
     64   AMR Corp.*........................         2,312
     51   Delta Air Lines, Inc..............         2,248
     57   US Airways Group, Inc.*...........         1,385
                                              ------------
                                                     5,945
                                              ------------
       Automobiles - 0.9%
    895   Ford Motor Co.....................        21,972
    259   General Motors Corp...............        16,667
    162   Harley-Davidson, Inc..............         7,627
                                              ------------
                                                    46,266
                                              ------------
       Auto Parts - 0.2%
    100   Dana Corp.........................         2,334
    100   Genuine Parts Co..................         3,150
     63   TRW, Inc..........................         2,583
     59   Visteon Corp......................         1,084
                                              ------------
                                                     9,151
                                              ------------
       Banks - 5.9%
    757   Bank of America Corp..............        45,443
    319   Bank of New York Co., Inc.........        15,312
    571   Bank One Corp.....................        20,442
  2,354   Citigroup, Inc....................       124,385
    470   Fleet Boston Financial Corp.......        18,542
    121   Huntington Bancshares, Inc........         1,978
    200   Mellon Financial Corp.............         9,200
    278   National City Corp................         8,557
    100   St. Paul Co., Inc.................         5,069
    186   State Street Corp.................         9,205
    123   Suntrust Banks, Inc...............         7,968
    905   U.S. Bancorp......................        20,625
    391   Washington Mutual, Inc............        14,682
                                              ------------
                                                   301,408
                                              ------------
       Beverages - 2.1%
    422   Anheuser-Busch Co., Inc...........        17,386
     50   Brown-Forman Corp.................         3,197
  1,168   Coca-Cola Co......................        52,560
    200   Coca-Cola Enterprises, Inc........         3,270
    100   Pepsi Bottling Group, Inc.........         4,010
    652   Pepsico, Inc......................        28,819
                                              ------------
                                                   109,242
                                              ------------
       Broadcasting - 1.5%
    257   Clear Channel.....................        16,114
          Communications, Inc.*
    400   Comcast Corp.*....................        17,360
    795   Viacom, Inc.*.....................        41,141
                                              ------------
                                                    74,615
                                              ------------
       Building Materials - 0.1%
    200   Masco Corp........................         4,992
    100   Sherwin-Williams Co...............         2,220
                                              ------------
                                                     7,212
                                              ------------
       Business Services - 0.5%
    359   Cendant Corp.*....................   $     7,001
    116   Cintas Corp.......................         5,365
    104   Convergys Corp.*..................         3,146
    100   Fiserv, Inc.*.....................         6,398
     98   Perkinelmer, Inc..................         2,698
    100   Robert Half International,........         2,489
          Inc.*
    110   Sapient Corp.*....................         1,072
                                               -----------
                                                    28,169
                                               -----------
       Chemicals & Allied Products - 4.6%
    100   Air Products & Chemicals,.........         4,575
          Inc
    635   American Home Products Corp.......        37,109
    898   Bristol-Myers Squibb Co...........        46,965
    422   Dow Chemical Co...................        14,032
    516   Du Pont, (E.I.) de Nemours........        24,892
          & Co
     47   Eastman Chemical Co...............         2,239
    100   Engelhard Corp....................         2,579
    200   Halliburton Co....................         7,120
    640   Pharmacia Corp....................        29,408
  1,056   Philip Morris Co., Inc............        53,592
     75   PPG Industries, Inc...............         3,943
    116   Rohm & Haas Co....................         3,816
    100   UST, Inc..........................         2,886
                                               -----------
                                                   233,156
                                               -----------
       Clothing Chains - 0.1%
     70   V.F. Corp.........................         2,547
                                               -----------

       Commercial Services - 2.3%
  2,033   AOL Time Warner, Inc.*............       107,749
    100   Ecolab, Inc.......................         4,097
    125   Paychex, Inc......................         5,000
                                               -----------
                                                   116,846
                                               -----------
       Communication Information - 3.0%

    100   Alltel Corp.......................         6,126
    126   Applied Micro Circuits............         2,167
          Corp.*
  1,105   AT&T Corp.........................        24,310
    859   BellSouth Corp....................        34,592
    104   Broadcom Corp.*...................         4,447
    108   Linear Technology Corp............         4,776
    117   Maxim Integrated Products,........         5,173
          Inc.*
    336   Qualcomm, Inc.*...................        19,649
    799   Qwest Communication...............        25,464
          International, Inc
    200   Siebel Systems, Inc.*.............         9,380
     52   Univision Communications,.........         2,225
          Inc.*
    190   Veritas Software Corp.*...........        12,640
                                               -----------
                                                   150,949
                                               -----------
       Computer Industry - 7.3%
     85   Adobe Systems, Inc................         3,995
    280   Automatic Data Processing,........        13,916
          Inc
    100   BMC Software, Inc.*...............         2,254
     63   Broadvision, Inc.*................           315
     43   Cabletron Systems, Inc.*..........           983
    100   Computer Sciences Corp.*..........         3,460
  1,178   Dell Computer Corp.*..............        30,805
  1,024   EMC Corp.*........................        29,747
    200   Electronic Data Systems...........        12,500
          Corp
    165   Gateway, Inc.*....................         2,715
     55   Intuit, Inc.*.....................         2,199
     81   Lexmark International,............         5,447
          Inc.*

                                                   Market
Shares                                             Value
------                                             -----
  2,504   Microsoft Corp.*...................   $    182,792
  2,542   Oracle Corp.*......................         48,298
     72   Sabre Holdings Corp.*..............          3,600
  1,548   Sun Microsystems, Inc.*............         24,334
    200   Unisys Corp.*......................          2,942
    309   Yahoo!, Inc.*......................          6,177
                                                ------------
                                                     376,479
                                                ------------
        Computer Software & Services - 1.3%
    108   Applera Corp.......................          2,889
    100   Ceridian Corp.*....................          1,917
  3,387   Cisco Systems, Inc.*...............         61,643
     47   Citrix Systems, Inc.*..............          1,641
                                                ------------
                                                      68,090
                                                ------------
        Conglomerates - 0.1%
     63   Textron, Inc.......................          3,467
                                                ------------

        Consumer Products - 2.3%
    100   Avon Products, Inc.................          4,628
    100   Best Buy Co., Inc.*................          6,352
     64   Black & Decker Corp................          2,525
    100   Clorox Co..........................          3,385
    300   Colgate-Palmolive Co...............         17,697
    200   Compuware Corp.*...................          2,798
    447   Corning, Inc.......................          7,469
    100   Fortune Brands, Inc................          3,836
    530   Gillette Co........................         15,365
    100   Goodyear Tire & Rubber Co..........          2,800
     62   Grainger (W.W.), Inc...............          2,552
    130   Hasbro, Inc........................          1,879
     44   International Flavors &............          1,106
          Fragrances, Inc
    200   Mattel, Inc.*......................          3,784
     50   Maytag Corp........................          1,463
    134   Newell Rubbermaid, Inc.............          3,363
                                                ------------
    601   Procter & Gamble Co................         38,344
                                                ------------
                                                     119,346
        Consumer Services - 3.6%
    163   Albertson's, Inc...................          4,888
    156   Dollar General Corp................          3,042
    100   Donnelley R.R. & Sons Co...........          2,970
    162   Fedex Corp.*.......................          6,512
    130   Gannett Co., Inc...................          8,567
    128   May Department Stores Co...........          4,385
    100   New York Times Co. Class A.........          4,200
    100   Office Depot, Inc.*................          1,038
    149   Sears, Roebuck & Co................          6,304
    298   Sysco Corp.........................          8,091
    160   TJX Co., Inc.......................          5,099
     55   Toys "R" Us, Inc.*.................          1,361
  2,057   Wal-Mart Stores, Inc...............        100,382
    941   Walt Disney Co.*...................         27,186
                                                ------------
                                                     184,025
                                                ------------
        Diversified Manufacturing - 1.7%
    200   BB&T Corp..........................          7,340
     11   FMC Corp.*.........................            754
    207   Minnesota Mining And...............         23,619
          Manufacturing Co
     51   Nucor Corp.........................          2,493
    100   Pall Corp..........................          2,353
    100   Thermo Electron Corp.*.............          2,202
    908   Tyco International Ltd.............         49,486
                                                ------------
                                                      88,247
                                                ------------
        Electric Services - 0.5%
     20   Ameren Corp........................            854
    100   FirstEnergy Corp...................          3,216
     70   GPU, Inc...........................          2,461
     70   Nisource, Inc......................          1,913
    232   PG&E Corp.*........................          2,598
     68   PPL Corp...........................          3,740
     77   TXU Corp...........................          3,711
    200   Williams Co., Inc..................          6,590
                                                ------------
                                                      25,083
                                                ------------
       Electric Machinery
        Equipment - 0.4%
     64   Cooper Industries, Inc.............   $      2,534
    100   Deere & Co.........................          3,785
    178   Emerson Electric Co................         10,769
    126   Network Appliance, Inc.*...........          1,726
     74   Parker-Hannifin Corp...............          3,140
                                                ------------
                                                      21,954
                                                ------------
       Electronics - 1.7%
    133   Advanced Mirco Devices,............          3,841
          Inc.*
    200   Altera Corp.*......................          5,800
    100   American Power Conversion..........          1,575
          Corp.*
    155   Analog Devices, Inc.*..............          6,704
    367   Applied Materials, Inc.*...........         18,020
     56   Jabil Circuit, Inc.*...............          1,728
    100   KLA Tencor Corp.*..................          5,847
    169   LSI Logic Corp.*...................          3,177
    252   Micron Technology, Inc.*...........         10,357
    141   Molex, Inc.........................          5,151
     68   QLogic Corp.*......................          4,383
    100   Rockwell International Corp........          3,812
    130   Sanmina Corp.*.....................          3,043
    342   Solectron Corp.*...................          6,259
    100   Teradyne, Inc.*....................          3,310
    126   Xilinx, Inc.*......................          5,196
                                                ------------
                                                      88,203
                                                ------------
       Financial Services - 8.7%
    337   Allstate Corp......................         14,825
    100   Ambac Financial Group, Inc.........          5,820
    600   American Express Co................         23,280
    200   AmSouth Bancorporation.............          3,698
     84   Bear Stearns Co., Inc..............          4,953
    100   Capital One Financial Corp.........          6,000
    652   Charles Schwab Corp................          9,976
    100   Charter One Financial, Inc.........          3,190
     72   Chubb Corp.........................          5,575
     73   Comerica, Inc......................          4,205
    139   Concord EFS, Inc.*.................          7,229
     73   Countrywide Credit.................          3,349
          Industries, Inc
    100   Equifax, Inc.......................          3,668
    474   Fannie Mae.........................         40,361
    257   Fifth Third Bancorp................         15,433
    474   First Union Corp...................         16,562
    100   Franklin Resources, Inc............          4,577
    273   Freddie Mac........................         19,110
     96   Golden West Financial Corp.........          6,167
     54   H&R Block, Inc.....................          3,486
    100   Hartford Financial.................          6,840
          Services Group, Inc
    200   Household International,...........         13,340
          Inc
     40   John Hancock Financial.............          1,610
          Services, Inc.*
    928   J.P. Morgan Chase & Co.............         41,389
    200   KeyCorp............................          5,210
    141   Lehman Brothers Holding,...........         10,963
          Inc
     75   Loews Corp.........................          4,832
     75   MBIA, Inc..........................          4,176
    362   MBNA Corp..........................         11,928
    342   Merrill Lynch & Co.................         20,264
    479   Morgan Stanley Dean Witter.........         30,766
          & Co
    100   Northern Trust Corp................          6,250
    118   PNC Financial Services.............          7,763
          Group
    102   Providian Financial Corp...........          6,038
    100   Regions Financial Corp.............          3,200
    200   Southtrust Corp....................          5,200
    106   Stilwell Financial, Inc............          3,557
    100   Synovus Financial Corp.............          3,138
    100   T. Rowe Price Group, Inc...........          3,739
     75   Torchmark Corp.....................          3,016
    100   Union Planters Corp................          4,360
    100   USA Education, Inc.................          7,300
     72   Wachovia Corp......................          5,123
    771   Wells Fargo & Co...................         35,797
                                                ------------
                                                     447,263
                                                ------------

                                                                   Market
Shares                                                              Value
------                                                              -----
       Food - 1.4%
    330   Archer-Daniels-Midland Co...........................  $       4,290
    175   Campbell Soup Co....................................          4,506
    300   Conagra Foods, Inc..................................          5,943
    104   General Mills, Inc..................................          4,553
    126   Heinz (H.J.) Co.....................................          5,152
     54   Hershey Foods Corp..................................          3,332
    172   Kellogg Co..........................................          4,988
     55   Quaker Oats Co......................................          5,019
    120   Ralston Purina Group................................          3,602
    400   Sara Lee Corp.......................................          7,576
    100   Supervalue, Inc.....................................          1,755
    308   Unilever NV.........................................         18,348
    100   WM. Wrigley Jr. Co..................................          4,685
                                                                -------------
                                                                       73,749
                                                                -------------
       Gold & Mining - 0.1%
    177   Barrick Gold Corp...................................          2,682
    100   Homestake Mining Co.*...............................            775
    100   Newmont Mining Corp.................................          1,861
    200   Placer Dome, Inc....................................          1,959
                                                                -------------
                                                                        7,277
                                                                -------------
       Health Care Services - 3.2%
     67   Aetna, Inc.*........................................          1,733
    500   Amgen, Inc.*........................................         30,340
    542   Eli Lilly & Co......................................         40,108
  1,366   Johnson & Johnson...................................         68,300
    100   McKesson HBOC, Inc..................................          3,712
    156   Tenet Healthcare Corp.*.............................          8,048
    150   UnitedHealth Group, Inc.............................          9,263
     39   Wellpoint Health Networks, Inc.*....................          3,675
                                                                -------------
                                                                      165,179
                                                                -------------
       Home Furnishings Store - 0.1%
    100   Leggett & Platt, Inc................................          2,203
                                                                -------------

       Hotels - 0.3%
    100   Harrah's Entertainment, Inc.*.......................          3,530
    200   Hilton Hotels Corp..................................          2,320
    100   Marriott International, Inc.........................          4,734
    100   Starwood Hotel & Resorts............................          3,728
                                                                -------------
          Worldwide, Inc......................................         14,312
                                                                -------------
       Insurance - 3.5%
    255   Aflac, Inc..........................................          8,030
    200   American General Corp...............................          9,290
  1,034   American International..............................         88,924
          Group, Inc
    150   Aon Corp............................................          5,250
     52   Cigna Corp..........................................          4,983
    100   Cincinnati Financial Corp...........................          3,950
    200   Conseco, Inc.*......................................          2,730
    309   Delphi Automotive Systems Corp......................          4,922
    100   Humana, Inc.*.......................................            985
     75   Jefferson-Pilot Corp................................          3,624
    100   Lincoln National Corp...............................          5,175
    105   Marsh & McLennan Co., Inc...........................         10,605
    384   MetLife, Inc.*......................................         11,896
     67   MGIC Investment Corp................................          4,867
     40   Progressive Corp....................................          5,408
     80   Safeco Corp.........................................          2,360
    143   Unumprovident Corp..................................          4,593
                                                                -------------
                                                                      177,592
                                                                -------------
       Machinery - 0.2%
    160   Caterpillar, Inc....................................          8,008
    100   Ingersoll-Rand Co...................................          4,120
                                                                -------------
                                                                       12,128
                                                                -------------
       Manufacturing Industries - 0.9%
    122   Alcan, Inc..........................................          5,126
    426   Alcoa, Inc..........................................         16,784
    100   Danaher Corp........................................          5,600
    100   Dover Corp..........................................          3,765
    107   Eastman Kodak Co....................................          4,995
    100   Illinois Tool Works, Inc............................          6,330
    100   Inco Ltd.*..........................................          1,726

      1   Johnson Controls, Inc...............................  $          73
     19   Millipore Corp......................................          1,178
                                                                -------------
                                                                       45,577
                                                                -------------
       Medical Equipment & Supplies - 1.5%
    310   Baxter International, Inc...........................         15,190
    100   Becton, Dickson & Co................................          3,579
    117   Biomet, Inc.*.......................................          5,623
    200   Boston Scientific Corp.*............................          3,400
    151   Guidant Corp.*......................................          5,436
    267   HCA, Inc............................................         12,066
    200   Healthsouth Corp.*..................................          3,194
    512   Medtronic, Inc......................................         23,557
     47   Stryker Corp.*......................................          2,578
                                                                -------------
                                                                       74,623
                                                                -------------
       Office & Business Equipment - 0.1%
     52   Mercury Interactive Corp.*..........................          3,115
    100   Pitney Bowes, Inc...................................          4,212
                                                                -------------
                                                                        7,327
                                                                -------------
       Oil & Gas - 6.9%
    145   Anadarko Petroleum Corp.............................          7,834
     64   Apache Corp.*.......................................          3,248
    200   Baker Hughes, Inc...................................          6,700
    100   Burlington Resources, Inc...........................          3,995
    316   Chevron Corp........................................         28,598
    300   Conoco, Inc.........................................          8,670
     66   Devon Energy Corp...................................          3,465
    225   El Paso Corp........................................         11,822
    329   Enron Corp..........................................         16,121
     61   EOG Resources, Inc..................................          2,169
  1,544   Exxon Mobil Corp....................................        134,868
     26   Kerr-McGee Corp.....................................          1,723
    100   Keyspan Corp........................................          3,648
     47   Nabors Industries, Inc.*............................          1,748
     50   Noble Drilling Corp.*...............................          1,638
    200   Occidental Petroleum Corp...........................          5,318
     16   Oneok, Inc..........................................            315
    100   Phillips Petroleum Co...............................          5,700
    100   Praxair, Inc........................................          4,700
     33   Rowan Co., Inc.*....................................            729
    954   Royal Dutch Petroleum Co............................         55,590
    272   Schlumberger Ltd....................................         14,321
    244   Texaco, Inc.........................................         16,250
    100   Tosco Corp..........................................          4,405
    123   Transocean Sedco Forex, Inc.........................          5,074
    100   Unocal Corp.........................................          3,415
    100   USX-Marathon Group..................................          2,951
                                                                -------------
                                                                      355,015
                                                                -------------
       Paper & Allied Products - 1.3%
     50   Avery Dennison Corp.................................          2,553
     57   Dow Jones & Co., Inc................................          3,403
    126   Georgia-Pacific Group...............................          4,265
    244   International Paper Co..............................          8,711
    236   Kimberly-Clark Corp.................................         13,192
     60   Knight-Ridder, Inc..................................          3,558
    100   McGraw-Hill Co., Inc................................          6,615
     79   Mead Corp...........................................          2,144
    100   Moody's Corp........................................          3,350
    100   Pactiv Corp.*.......................................          1,340
     50   Sealed Air Corp.*...................................          1,863
    170   Tribune Co..........................................          6,802
    100   Weyerhauser Co......................................          5,497
     78   Willamette Industries, Inc..........................          3,861
                                                                -------------
                                                                       67,154
                                                                -------------
       Pharmaceuticals - 5.5%
    735   Abbott Laboratories.................................         35,287
     79   Allergan, Inc.......................................          6,755
     65   Biogen, Inc.*.......................................          3,533
    118   Chiron Corp.*.......................................          6,018
    106   Forest Laboratories, Inc.*..........................          7,526
    173   IMS Health, Inc.....................................          4,931
     47   King Pharmaceuticals, Inc.*.........................          2,526

                                                                     Market
Shares                                                               Value
------                                                               -----
     58   Medimmune, Inc.*....................................  $       2,738
  1,021   Merck & Co..........................................         65,252
  2,900   Pfizer, Inc.........................................        116,145
    721   Schering-Plough Corp................................         26,129
    100   Watson Pharmaceuticals, Inc.*.......................          6,164
                                                                -------------
                                                                      283,004
                                                                -------------
       Railroads - 0.2%
    100   CSX Corp............................................          3,624
    200   Norfolk Southern Corp...............................          4,140
                                                                -------------
                                                                        7,764
                                                                -------------
       Restaurants - 0.6%
    100   Darden Restaurants, Inc.............................          2,790
    629   McDonald's Corp.....................................         17,021
    200   Starbucks Corp.*....................................          4,600
    100   Tricon Global Restaurants, Inc.*....................          4,390
                                                                -------------
                                                                       28,801
                                                                -------------
       Retail - 4.0%
     79   Autozone, Inc.*.....................................          2,963
    139   Bed, Bath & Beyond, Inc.*...........................          4,170
    190   Cardinal Health, Inc................................         13,110
    100   Circuit City Stores.................................          1,800
    200   Costco Wholesale Corp.*.............................          8,216
    176   CVS Corp............................................          6,794
    100   Federated Department................................          4,250
          Stores, Inc.*
    352   Gap, Inc............................................         10,208
  1,040   Home Depot, Inc.....................................         48,412
    100   J.C. Penney Co., Inc................................          2,636
    273   Kmart Corp.*........................................          3,131
    148   Kohl's Corp.*.......................................          9,284
    371   Kroger Co.*.........................................          9,275
    180   Limited, Inc........................................          2,974
    191   Lowe's Co...........................................         13,857
    134   Nike, Inc. Class B..................................          5,627
     69   Nordstrom, Inc......................................          1,280
    100   Radioshack Corp.....................................          3,050
    200   Safeway, Inc.*......................................          9,600
    200   Staples, Inc.*......................................          3,198
    456   Target Corp.........................................         15,778
    105   Tiffany & Co........................................          3,803
    519   Walgreen Co.........................................         17,724
     64   Winn-Dixie Stores, Inc..............................          1,670
                                                                -------------
                                                                      202,810
                                                                -------------
       Semiconductors - 0.1%
     91   Conexant Systems, Inc.*.............................            814
     82   Novellus System, Inc.*..............................          4,657
                                                                -------------
                                                                        5,471
                                                                -------------
       Technology - 11.5%
    171   Agilent Technologies, Inc.*.........................          5,558
    200   Apple Computer, Inc.*...............................          4,650
    364   Boeing Co...........................................         20,238
    758   Compaq Computer Corp................................         11,741
    260   Computer Associates.................................          9,360
          International, Inc
    200   First Data Corp.....................................         12,850
  4,616   General Electric Co.................................        225,030
    848   Hewlett-Packard Co..................................         24,253
  3,062   Intel Corp..........................................         89,564
    843   International Business..............................         95,259
          Machines Corp
  1,030   Motorola, Inc.......................................         17,057
    100   National Semiconductor..............................          2,912
          Corp.*
  1,499   Nortel Networks Corp.*..............................         13,626
    176   Novell, Inc.*.......................................          1,001
    250   Palm, Inc.*.........................................          1,518
    100   Parametric Technology...............................          1,399
          Corp.*
    100   PeopleSoft, Inc.*...................................          4,923
    200   Tellabs, Inc.*......................................          3,876
    832   Texas Instruments, Inc..............................         26,208
    235   United Technologies Corp............................         17,216
    325   Xerox Corp..........................................          3,110
                                                                -------------
                                                                      591,349
                                                                -------------


       Telecommunications - 1.6%
    412   ADC Telecommunications, Inc.*  $....................          2,719
    588   AT&T Wireless Group.*...............................          9,614
    110   Avaya, Inc.*........................................          1,507
     25   CenturyTel, Inc.....................................            758
    138   Citizens Communications Co.*........................          1,660
    103   Comverse Tecnology, Inc.*...........................          5,881
    113   Dominion Resources, Inc.............................          6,795
    419   Global Crossing Ltd.*...............................          3,620
    658   JDS Uniphase Corp.*.................................          8,225
  1,525   Lucent Technologies, Inc............................          9,455
    345   Nextel Communications, Inc..........................          6,038
          Class A.*
     85   Scientific Atlanta, Inc.............................          3,451
    368   Sprint Corp.........................................          7,860
    413   Sprint PCS Corp.*...................................          9,974
    142   Symbol Technologies, Inc............................          3,152
     77   Vitesse Semiconductor Corp.*........................          1,620
                                                                -------------
                                                                       82,329
                                                                -------------
       Transportation - 0.5%
    200   Burlington Northern Santa Fe........................          6,034
          Corp
    300   Carnival Corp.......................................          9,210
    343   Southwest Airlines Co...............................          6,342
    100   Union Pacific Corp..................................          5,491
                                                                -------------
                                                                       27,077
                                                                -------------
       Transportation Equipment - 0.2%
    327   Honeywell International, Inc........................         11,442
                                                                -------------

       Utilities - 5.0%
    218   AES Corp.*..........................................          9,385
    106   Allegheny Energy, Inc...............................          5,115
     44   Amerada Hess Corp...................................          3,555
    185   American Electric Power Co..........................          8,541
    116   Calpine Corp.*......................................          4,385
     51   Cinergy Corp........................................          1,782
    100   CMS Energy Corp.....................................          2,785
     75   Consolidated Edison, Inc............................          2,985
     67   Constellation Energy Group, Inc.....................          2,854
     49   DTE Energy Co.......................................          2,276
    366   Duke Energy Corp....................................         14,278
    114   Dynegy, Inc.........................................          5,301
    147   Edison International.*..............................          1,639
    100   Entergy Corp........................................          3,839
    163   Exelon Corp.........................................         10,452
     49   FPL Group, Inc......................................          2,950
     18   Kinder Morgan, Inc..................................            905
    125   Mirant Corp.*.......................................          4,300
    100   Niagara Mohawk Holdings, Inc.*......................          1,769
     18   Power-One, Inc.*....................................            300
     55   Progress Energy, Inc................................          2,471
     56   Public Service Enterprise...........................          2,738
          Group, Inc
    100   Reliant Energy, Inc.................................          3,221
  1,533   SBC Communications, Inc.............................         61,412
     66   Sempra Energy.......................................          1,804
    301   Southern Co.........................................          6,998
  1,246   Verizon Communications, Inc.........................         66,661
  1,315   WorldCom, Inc.*.....................................         18,673
    164   Xcel Energy, Inc....................................          4,665
                                                                -------------
                                                                      258,039
                                                                -------------
       Waste Management - 0.2%
    100   Allied Waste Industries, Inc.*......................          1,868
    300   Waste Management, Inc.*.............................          9,246
                                                                -------------
                                                                       11,114
                                                                -------------

          TOTAL INVESTMENTS - 98.6%
          (Cost $5,219,603)...................................      5,057,591
                                                                -------------

          Cash & Other Assets, Net of Liabilities - 1.4%......         73,457
                                                                -------------

          NET ASSETS - 100.0%.................................  $   5,131,048
                                                                =============
          Cost for Federal income tax purposes is $5,219,603
          and net unrealized depreciation consists of:
            Gross unrealized appreciation                       $     603,413
            Gross unrealized depreciation                            (765,425)
                                                                -------------
            Net unrealized depreciation                         $    (162,012)
                                                                =============

          * Non-income producing security.

                          SAGE LIFE INVESTMENT TRUST
                S&P 500 Equity Index Fund Statement of Assets &
                     Liabilities June 30, 2001 (Unaudited)

Assets:
Investments (Note 1):
   At identified cost ...........................................   $ 5,219,603
                                                                    ===========

   At market value ..............................................   $ 5,057,591
Cash ............................................................        71,721
Receivables:
   Receivable from advisor ......................................         2,404
   Dividends and interest .......................................         3,717
Prepaid insurance ...............................................         1,475
                                                                    -----------
     Total Assets ...............................................     5,136,908
                                                                    -----------
Liabilities:
Payables:
   Payable to advisor ...........................................         2,180
   Other liabilities ............................................         3,680
                                                                    -----------
     Total Liabilities ..........................................         5,860
                                                                    -----------

Total Net Assets ................................................   $ 5,131,048
                                                                    ===========



Net Assets consist of:
Paid-in capital .................................................   $ 5,245,914
Undistributed net investment income .............................        15,994
Accumulated net realized gain on investments ....................        31,152
Net unrealized depreciation on investments ......................      (162,012)
                                                                    -----------

Total Net Assets ................................................   $ 5,131,048
                                                                    ===========

Shares of beneficial interest outstanding .......................       536,064
                                                                    ===========

Net Asset Value, offering price and redemption price per share ..   $      9.57
                                                                    ===========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                           S&P 500 Equity Index Fund
                            Statement of Operations
                    For the Six Months Ended June 30, 2001
                                  (Unaudited)

Investment Income:
   Dividends                                                          $  27,818
   Interest                                                                 764
                                                                      ---------
     Total investment income                                             28,582
                                                                      ---------
Expenses:
   Investment advisory fees (Note 2)                                      8,722
   Audit expense                                                          6,226
   Trustees' fees and expenses                                            2,571
   Insurance expense                                                        621
                                                                      ---------
   Total expenses                                                        18,140

   Less: Advisory fee waivers and expense reimbursement (Note 2)         (5,552)
                                                                      ---------
   Net expenses                                                          12,588
                                                                      ---------

   Net investment income                                                 15,994
                                                                      ---------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain on investments                                      28,860
   Net change in unrealized depreciation                               (391,194)
                                                                      ---------
   Net realized and unrealized loss on investments                     (362,334)
                                                                      ---------

Net Decrease in Net Assets Resulting from Operations                  $(346,340)
                                                                      =========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                          S&P 500 Equity Index Fund
                      Statement of Changes in Net Assets

                                                                                  Six Months Ended
                                                                                    June 30, 2001            Year Ended
                                                                                     (Unaudited)         December 31, 2000
                                                                                  =================    ======================
Operations:
   Net investment income                                                           $        15,994            $     31,754
   Net realized gain on investments                                                         28,860                 148,906
   Net change in unrealized depreciation of investments                                   (391,194)               (641,015)
                                                                                   ---------------            ------------

   Net decrease in net assets resulting from operations                                   (346,340)               (460,355)
                                                                                   ---------------            ------------
Distributions:
   From net investment income                                                                   --                 (31,795)
   From net realized gain on investments                                                        --                (160,201)
                                                                                   ---------------            ------------
   Total Distributions                                                                          --                (191,996)
                                                                                   ---------------            ------------

Capital Share Transactions (a):
   Proceeds from sale of shares                                                            925,572                 145,443
   Shares issued in reinvestment of dividends & distributions                                   --                 191,996
   Cost of shares repurchased                                                             (150,077)               (950,472)
                                                                                   ---------------            ------------

   Net increase (decrease) in net assets from capital share                                775,495                (613,033)
   transactions
                                                                                   ---------------            ------------
   Net increase (decrease) in net assets                                                   429,155              (1,265,384)

   Net assets at beginning of period                                                     4,701,893               5,967,277
                                                                                   ---------------            ------------
   Net assets at end of period                                                     $     5,131,048            $  4,701,893
                                                                                   ===============            ============
(a) Transactions in capital stock were:
   Shares sold                                                                              94,846                  12,850
   Shares issued in reinvestment of dividends and distributions                                 --                  18,479
   Shares repurchased                                                                      (15,836)                (81,732)
                                                                                   ---------------            ------------
   Net increase (decrease) in shares from capital share transactions                        79,010                 (50,403)
                                                                                   ===============            ============

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                           S&P 500 Equity Index Fund
                             Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                                   Six Months Ended
                                                                     June 30, 2001          Year Ended          Period Ended
                                                                      (Unaudited)       December 31, 2000    December 31, 1999 (1)
                                                                  ===================  ===================    ===================
Net Asset Value, Beginning of Period                              $             10.29  $             11.76    $             10.00
                                                                  -------------------  -------------------    -------------------
Operations:
   Net investment income                                                         0.03                 0.07                   0.08
   Net realized and unrealized gain (loss) on investments                       (0.75)               (1.10)                  1.79
                                                                  -------------------  -------------------    -------------------
   Total from Investment Operations                                             (0.72)               (1.03)                  1.87
                                                                  -------------------  -------------------    -------------------
Distributions to Shareholders:
   Dividends from net investment income                                             -                (0.07)                 (0.08)
   Distributions from net realized gain on investments                              -                (0.37)                 (0.03)
                                                                  -------------------  -------------------    -------------------
   Total Distributions                                                              -                (0.44)                 (0.11)
                                                                  -------------------  -------------------    -------------------

Net Asset Value, End of Period                                    $              9.57  $             10.29    $             11.76
                                                                  ===================  ===================    ===================

Total Return**                                                                  (7.00%)              (8.81%)                18.72%

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)                       $             5,131  $             4,702    $             5,967
   Ratio of Net Investment Income to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                     0.45% *              0.27%                  0.66% *
     After waiver/reimbursement of investment advisory fees                      0.69% *              0.62%                  0.83% *
   Ratio of Expenses to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                     0.79% *              0.90%                  0.72% *
     After waiver/reimbursement of investment advisory fees                      0.55% *              0.55%                  0.55% *
   Portfolio Turnover                                                               5%                   5%                     3%

(1) Commenced operations on February 19, 1999.
    *  Ratios have been annualized.
    ** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                        See notes to financial statements

              SAGE LIFE INVESTMENT TRUST S&P 500 EQUITY IINDEX FUND
                          Notes to Financial Statements
                                 June 30, 2001
                                  (unaudited)

1.   Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of shares, each of which represents a separate diversified portfolio of investments. S&P 500 Equity Index Fund ("the Fund") is one of the funds offered to investors by the Trust. The Fund began operations on February 19, 1999. Shares of the Fund are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index ("the Index") before the deduction of fund expenses. The Fund will invest in the stocks of companies included in the S&P 500, selected on the basis of computer generated statistical data. The Fund generally intends to allocate its investments among common stock in approximately the same proportions as they are represented in the Index. To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index.

Index funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, market analysis and investment judgement. Instead, index funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective index through statistical procedures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Valuation: The Fund's investments, which are traded on recognized domestic exchanges for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Futures Contracts: The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Fund may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The

              SAGE LIFE INVESTMENT TRUST S&P 500 EQUITY INDEX FUND
                          Notes to Financial Statements
                                 June 30, 2001
                                  (unaudited)


liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Federal Income Taxes: The Fund is a separate entity for federal income tax purposes. No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, in the Fund.

Income dividends and capital gain distributions of the Fund are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. This may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

2.   Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Fund. In connection with its role as investment manager of the Fund, Sage pays all the Fund's expenses, except brokerage fees, expenses of the non-interested Trustees (including Fund counsel fees), audit fees and extraordinary expenses. As compensation for services rendered, the Fund pays Sage a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.55%. During the six months ended June 30, 2001, Sage voluntarily waived 0.17% of its fee.

              SAGE LIFE INVESTMENT TRUST S&P 500 EQUITY INDEX FUND
                          Notes to Financial Statements
                                 June 30, 2001
                                  (unaudited)


Sage has contractually agreed to limit the expenses of the Fund until May 1, 2002. With this limitation the Fund's total expenses are limited to an annual percentage rate of 0.55%. During the period ended June 30, 2001, Sage reimbursed the Fund $5,552 to prevent its expenses from exceeding an annual percentage rate of 0.55%.

Sage has retained the services of SSgA Funds Management, Inc. (the "Sub-Adviser") to serve as the investment adviser to the Fund. As compensation for the Sub-Adviser's services and the related expenses they incur with respect to the Fund, Sage pays the Sub-Adviser a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.05% of the first $50 million of assets under management, 0.04% of the next $50 million of assets under management, and 0.02% on amounts in excess of $100 million of assets under management with a minimum annual fee of $50,000.

3.   Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended June 30, 2001 were $965,120 and $232,444 respectively.

[LOGO]SAGE


Sage Life Investment Trust

Customer Service Center
P.O. Box 290680
Wethersfield, CT 06129-0680


PHONE: 877-TEL-SAGE
       877-835-7243

FAX:   877-FAX-SAGE
       877-329-7243

E-MAIL: service@sageusa.com

Visit us at www.sageusa.com

Executive Office
300 Atlantic Street . Stamford, CT 06901

                                                      Sage Life Investment Trust
                                                               MONEY MARKET FUND
================================================================================


                                                         [Picture Appears Here]






                                                         Semi-Annual Report
                                                         June 30, 2001



                                                                      [LOGO]SAGE
================================================================================

[LOGO]SAGE



     Dear Contract Owner:

     We are pleased to present you with this semi-annual report about the Money Market Fund (the "Fund") of the Sage Life Investment Trust for the six month period ending June 30, 2001.

     The Fund is available only to owners of Sage Life's Asset I and Asset II variable annuities and LifeAsset I variable life insurance contract.

     The report provides financial information about the Fund.

     Thank you for your investment in Sage variable products.

     Sincerely, SAGE LIFE INVESTMENT TRUST




      /S/ Robin I. Marsden
      -------------------------------------
      Robin I. Marsden
      President and Chief Executive Officer

                          SAGE LIFE INVESTMENT TRUST
                              Money Market Fund
                                   June 30,
                               2001 Schedule of
                            Investments (Unaudited)

         Par                                                                       Maturity             Market
        (000)                                                           Rate         Date               Value
        -----                                                           ----         ----               -----
               COMMERCIAL PAPER - 100.3%
               Athletic Apparel - 2.8%
     $   174        Nike, Inc.**....................................    3.90%      07/09/01   $        173,849
                                                                                              ----------------
               Financial Banks & Services - 47.5%
         240        American Express Credit Corp.**.................    3.87%      07/05/01            239,897
         300        American General Finance Corp.**................    3.82%      07/09/01            299,745
         300        Chevron USA, Inc.**.............................    3.73%      07/06/01            299,845
         300        Countrywide Home Loans, Inc.**..................    3.83%      07/20/01            299,393
         250        Ford Motor Credit Co.**.........................    3.84%      07/13/01            249,680
         250        FPL Fuels, Inc.**...............................    4.03%      07/02/01            249,972
         150        Goldman Sachs Group, Inc.**.....................    3.96%      07/05/01            149,934
         275        Hitachi Credit America Corp.**..................    3.78%      07/16/01            274,567
         200        Household Finance Corp.**.......................    3.80%      07/02/01            199,979
         110        IBM Credit Corp.**..............................    3.83%      07/11/01            109,883
         300        Toyota Motor Credit Corp.**.....................    3.90%      07/05/01            299,870
         245        Verizon Network Funding**.......................    3.83%      07/18/01            244,558
                                                                                              ----------------
                                                                                                     2,917,323
                                                                                              ----------------
               Food - 4.9%
         300        Hershey Foods Corp.**...........................    3.65%      07/23/01            299,331
                                                                                              ----------------

               Medical - 3.2%
         200        Merck & Co., Inc.**.............................    3.88%      07/02/01            199,978
                                                                                              ----------------

               Multimedia - 4.1%
         250        Walt Disney Co.**...............................    3.83%      07/25/01            249,362
                                                                                              ----------------

               Special Purpose Entity - 13.3%
         300        BMW US Capital Corp.**..........................    3.83%      07/06/01            299,840
         250        Cooper Association Tractor Dealers, Inc.**......    4.00%      07/02/01            249,972
         100        Cooper Association Tractor Dealers, Inc.**......    4.05%      09/19/01             99,100
         166        Prudential Funding, LLC.**......................    3.80%      07/02/01            165,983
                                                                                              ----------------
                                                                                                       814,895
                                                                                              ----------------
               Utilities - 24.5%
         250        Duke Energy Corp.**.............................    3.86%      07/06/01            249,866
         210        Florida Power & Light Co.**.....................    3.85%      07/05/01            209,910
         250        Florida Power Corp.**...........................    4.15%      07/20/01            249,452
         250        National Rural Utility Corp.**..................    3.89%      07/16/01            249,595
         300        Potomac Electric Power Co.**....................    3.90%      07/10/01            299,708
         250        South Carolina Electric & Gas**.................    3.95%      07/02/01            249,972
                                                                                              ----------------
                                                                                                     1,508,503
                                                                                              ----------------

               TOTAL INVESTMENTS - 100.3%
                  (Cost $6,163,241*)................................                                 6,163,241
                                                                                              ----------------

            Liabilities, Net of Cash & Investments - (0.3)%.........                                   (17,430)
                                                                                              ----------------

            NET ASSETS - 100.0%.....................................                          $      6,145,811
                                                                                              ================

 *    Aggregate cost for Federal income tax purposes.
**    Rate displayed is yield at time of purchase.

                          SAGE LIFE INVESTMENT TRUST
                              Money Market Fund
                      Statement of Assets & Liabilities
                                June 30, 2001
                                  (Unaudited)

Assets:
Investments (Note 1):
   At identified cost........................................    $ 6,163,241
                                                                 ===========

   At market value...........................................    $ 6,163,241
Cash.........................................................          4,655
Receivables:
   Receivable from advisor...................................          3,566
   Dividends and interest....................................              7
Prepaid insurance............................................          1,458
                                                                 -----------
     Total Assets............................................      6,171,469
                                                                 -----------

Liabilities:
Payables:
   Payable to advisor........................................          3,710
   Distribution payable......................................         18,509
   Other liabilities.........................................          4,897
                                                                 -----------
     Total Liabilities.......................................         27,116
                                                                 -----------

Total Net Assets.............................................    $ 6,144,353
                                                                 ===========



Net Assets consist of:
Paid-in capital..............................................    $ 6,145,890
Undistributed net investment income..........................              4
Accumulated net realized loss on investments.................            (83)
                                                                 -----------

Total Net Assets.............................................    $ 6,145,811
                                                                 ===========

Shares of beneficial interest outstanding....................      6,145,890
                                                                 ===========

Net Asset Value, offering price and redemption price per share   $      1.00
                                                                 ===========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                              Money Market Fund
                            Statement of Operations
                    For the Six Months Ended June 30, 2001
                                  (Unaudited)

Investment Income:
   Interest                                                           $ 117,674
                                                                      ---------
     Total investment income                                            117,674
                                                                      ---------

Expenses:
   Investment advisory fees (Note 2)                                     11,665
   Audit expense                                                          7,054
   Trustees' fees and expenses                                            3,025
   Insurance expense                                                        727
                                                                      ---------
   Total expenses                                                        22,471

   Less: Advisory fee waivers and expense reimbursement (Note 2)         (6,717)
                                                                      ---------
   Net expenses                                                          15,754
                                                                      ---------

   Net investment income                                                101,920
                                                                      ---------

Realized Loss on Investments:
   Net realized loss on investments                                         (80)
                                                                      ---------

Net Increase in Net Assets Resulting from Operations                  $ 101,840
                                                                      =========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                               Money Market Fund
                      Statement of Changes in Net Assets

                                                                               Six Months Ended
                                                                                June 30, 2001       Year Ended
                                                                                 (Unaudited)     December 31, 2000
                                                                               ===============   =================
Operations:
    Net investment income                                                      $       101,920   $         131,141
    Net realized loss on investments                                                       (80)                 (4)
                                                                               ---------------   -----------------

    Net increase in net assets resulting from operations                               101,840             131,137
                                                                               ---------------   -----------------

Distributions:
    From net investment income                                                        (101,916)           (131,141)
    From net realized gain on investments                                                   --                  --
                                                                               ---------------   -----------------

    Total Distributions                                                               (101,916)           (131,141)
                                                                               ---------------   -----------------
Capital Share Transactions (a):
    Proceeds from sale of shares                                                    28,376,804           1,498,981
    Shares issued in reinvestment of dividends and distributions                        83,370             131,141
    Cost of shares repurchased                                                     (25,208,721)           (821,753)
                                                                               ---------------   -----------------
    Net increase in net assets resulting from capital share transactions             3,251,453             808,369
                                                                               ---------------   -----------------

    Net increase in net assets                                                       3,251,377             808,365

    Net assets at beginning of period                                                2,894,434           2,086,069
                                                                               ---------------   -----------------

    Net assets at end of period                                                $     6,145,811   $       2,894,434
                                                                               ===============   =================

(a) Transactions in capital stock were:
    Shares sold                                                                     28,376,803           1,498,944
    Shares issued in reinvestment of dividends and distributions                        83,370             131,178
    Shares repurchased                                                             (25,208,721)           (821,753)
                                                                                ---------------   -----------------

    Net increase in shares from capital share transactions                           3,251,452             808,369
                                                                               ===============   =================

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                              Money Market Fund
                             Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                              Six Months Ended
                                                                June 30, 2001           Year Ended             Period Ended
                                                                 (Unaudited)         December 31, 2000      December 31, 1999 (1)
                                                             ==================   =====================   ========================
Net Asset Value, Beginning of Period                               $ 1.00                $ 1.00                   $ 1.00
                                                               ----------           -----------             ------------
Operations:
   Net investment income                                             0.02                  0.06                     0.04
                                                               ----------           -----------             ------------
   Total from Investment Operations                                  0.02                  0.06                     0.04
                                                               ----------           -----------             ------------
Distributions to Shareholders:
   Dividends from net investment income                             (0.02)                (0.06)                   (0.04)
                                                               ----------           -----------             ------------
   Total Distributions                                              (0.02)                (0.06)                   (0.04)
                                                               ----------           -----------             ------------

Net Asset Value, End of Period                                     $ 1.00                $ 1.00                   $ 1.00
                                                               ==========           ===========             ============

Total Return**                                                       2.22%                 5.94%                    4.03%

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)                        $6,146                $2,894                   $2,086
   Ratio of Net Investment Income to Average Net Assets
     Before waiver/reimbursement of investment advisory fees         4.01%*                5.45%                    4.43%*
     After waiver/reimbursement of investment advisory fees          4.29%*                5.80%                    4.60%*
   Ratio of Expenses to Average Net Assets
     Before waiver/reimbursement of investment advisory fees         0.95%*                1.00%                    0.82%*
     After waiver/reimbursement of investment advisory fees          0.65%*                0.65%                    0.65%*
   Portfolio Turnover                                                 N/A                   N/A                      N/A

(1) Commenced operations on February 19, 1999.
   *  Ratios have been annualized.
   ** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                              MONEY MARKET FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

1.  Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of shares, each of which represents a separate diversified portfolio of investments. Money Market Fund ("the Fund") is one of the funds offered to investors by the Trust. The Fund began operations on February 19, 1999. Shares of the Fund are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Fund also intends to maintain a share price of $1.00. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances and commercial paper. The Fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements. The Fund maintains an average dollar-weighted portfolio maturity of 90 days or less.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Valuation: The Fund's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Federal Income Taxes: The Fund is a separate entity for federal income tax purposes. No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. The Fund declares income dividends daily and pays them monthly.

                          SAGE LIFE INVESTMENT TRUST
                              MONEY MARKET FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

The Fund distributes capital gain dividends at least annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, in the Fund.

Income dividends and capital gain distributions of the Fund are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. This may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

2.  Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Fund. In connection with its role as investment manager of the Fund, Sage pays all the Fund's expenses, except brokerage fees, expenses of the non-interested Trustees (including Fund counsel fees), audit fees and extraordinary expenses. As compensation for services rendered, the Fund pays Sage a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.65%. During the six months ended June 30, 2001, Sage voluntarily waived 0.17% of its fee.

Sage has contractually agreed to limit the expenses of the Fund until May 1, 2002. With this limitation the Fund's total expenses are limited to an annual percentage rate of 0.65%. During the period ended June 30, 2001, Sage reimbursed the Fund $6,717 to prevent its expenses from exceeding an annual percentage rate of 0.65%.

Sage has retained the services of Conning Asset Management Company (the "Sub-Adviser") to serve as the investment adviser to the Fund. As compensation for the Sub-Adviser's services and the related expenses they incur with respect to the Fund, Sage pays the Sub-Adviser a quarterly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.15% of the first $100 million of assets under management, 0.10% of the next $200 million of assets under management, and 0.07% on amounts in excess of $300 million of assets under management.

[LOGO]SAGE

Sage Life Investment Trust

Customer Service Center
P.O. Box 290680
Wethersfield, CT 06129-0680


PHONE:  877-TEL-SAGE
        877-835-7243

FAX:    877-FAX-SAGE
        877-329-7243

E-MAIL: service@sageusa.com

Visit us at www.sageusa.com

Executive Office
300 Atlantic Street Stamford, CT 06901

                                                      Sage Life Investment Trust
                                                        NASDAQ-100 INDEX(R) FUND
================================================================================



                                                                       [PICTURE]



                                                         Semi-Annual Report
                                                         June 30, 2001

                                                                      [LOGO]SAGE
================================================================================

[LOGO]SAGE



     Dear Contract Owner:

     We are pleased to present you with this semi-annual report about the Nasdaq-100 Index Fund (the "Fund") of the Sage Life Investment Trust for the six month period ending June 30, 2001.

     The Fund is available only to owners of Sage Life's Asset I and Asset II variable annuities and LifeAsset I variable life insurance contract.

     The report provides performance data and financial information about the Fund.

     Thank you for your investment in Sage funds and products.

     Sincerely,

     SAGE LIFE INVESTMENT TRUST


     /s/ Robin I. Marsden


     Robin I. Marsden
     President and Chief Executive Office

                          Sage Life Investment Trust
                             NASDAQ 100 Index Fund
               Illustration of an Assumed Investment of $10,000

The graph below compares the growth in value of a $10,000 investment in the Sage NASDAQ - 100 Index Fund with the performance of the NASDAQ 100 Stock Index. The graph assumes that distributions are reinvested.

                           NASDAQ - 100 Index Fund
                           Total Return Performance

                                    [GRAPH]

         NASDAQ - 100 Fund                    NASDAQ - 100 Stock Index
         -----------------                    ------------------------
    Sep-18-00             10,000.00                   10,000.00
       Sep-00              9,850.00                    9,958.42
       Dec-00              6,540.00                    6,530.99
       Mar-01              4,410.00                    4,387.79
       Jun-01              5,100.00                    5,104.39


Past performance does not guarantee future results.
Total Return for the Periods ended June 30, 2001

                                Period Ended June 30, 2001   Since inception *
NASDAQ - 100 Fund                       (22.02%)                   (49.00%)
NASDAQ - 100 Stock Index                (21.82%)                   (48.94%)

 * Inception date September 18, 2000

Past performance is not indicitive of future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns presented assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund.

                          SAGE LIFE INVESTMENT TRUST
                            Nasdaq-100 Index Fund
                                June 30, 2001
                           Schedule of Investments
                                  (Unaudited)

                                                      Market
      Shares                                          Value
      ------                                          -----

             COMMON STOCK - 99.5%
             Advertising - 0.5%
        67     TMP Worldwide, Inc.*                  $    4,020
                                                     ----------

             Auto Manufacturers - 0.3%
        50     Paccar, Inc........................        2,571
                                                     ----------

             Business Srevices - 2.3%
        92     Fiserv, Inc.*......................        5,886
       211     Parametric Technology Corp.*.......        2,952
       213     Paychex, Inc.......................        8,520
                                                     ----------
                                                         17,358
                                                     ----------

             Computer Hardware - 3.2%
       294     Apple Computer, Inc.*..............        6,835
       575     Dell Computer Corp.*...............       15,036
       322     Palm, Inc.*........................        1,955
                                                     ----------
                                                         23,826
                                                     ----------

             Computer Software & Services - 27.3%
       140     Adobe Systems, Inc.................        6,580
       220     BEA Systems, Inc.*.................        6,756
       212     CMGI, Inc.*........................          636
     1,560     Cisco Sytems, Inc.*................       28,392
       131     Citrix Systems, Inc.*..............        4,572
       137     Compuware Corp.*...................        1,917
        80     Electronic Arts, Inc.*.............        4,632
       156     Intuit, Inc.*......................        6,238
        53     Mercury Interactive Corp.*.........        3,175
     1,108     Microsoft Corp.*...................       80,884
       215     Novell, Inc.*......................        1,223
     1,398     Oracle Corp.*......................       26,562
       248     PeopleSoft, Inc.*..................       12,209
       119     Rational Software Corp.*...........        3,338
       315     Siebel Systems, Inc.*..............       14,774
                                                     ----------
                                                        201,888
                                                     ----------

             Computer Systems - 2.6%
       137     Brocade Communications Systems,
               Inc.*..............................        6,027
       850     Sun Microsystems, Inc.*............       13,362
                                                     ----------
                                                         19,389
                                                     ----------

               Containers & Packaging - 0.3%
       140     Smurfit-Stone Container Corp.*.....        2,268
                                                     ----------
               Data Systems Management - 2.2%
       242     Veritas Software Corp.*............       16,100
                                                     ----------
             Electronics - 8.1%
       323     Altera Corp.*......................        9,367
       207     Applied Micro Circuits Corp.*......        3,560
        98     Broadcom Corp.*....................        4,190
       166     Conexant Systems, Inc.*............        1,486
       315     Flextronics International Ltd.*....        8,225
       259     Gemstar-TV Guide International,
               Inc.*..............................       11,033
       255     Linear Technology Corp.............       11,276
        58     Molex, Inc.........................        2,119
        45     Nvidia Corp.*......................        4,174
       202     Sanmina Corp.*.....................        4,729
                                                     ----------
                                                         60,159
                                                     ----------

                                                      Market
Shares                                                Value
------                                                -----

             Financial Services - 1.9%
       164     Concord EFS, Inc.*                    $    8,530
       262     I2 Technologies, Inc.*.............        5,187
                                                     ----------
                                                         13,717
                                                     ----------

             Health Care Services - 2.4%
       291     Amgen, Inc.*.......................       17,658
                                                     ----------

             Internet Software - 4.0%
       155     Ariba, Inc.*.......................          853
       132     At Home Corp.*.....................          282
       192     Broadvision, Inc.*.................          960
       136     Check Point Software Technologies
               Ltd.*..............................        6,878
        88     CNET Networks, Inc.*...............        1,144
       338     Exodus Communications, Inc.*.......          696
        76     Inktomi Corp.*.....................          729
       125     Juniper Networks, Inc.*............        3,888
       203     Network Appliance, Inc.*...........        2,781
        95     RealNetworks, Inc.*................        1,116
       114     Verisign, Inc.*....................        6,841
       163     Yahoo!, Inc.*......................        3,258
                                                     ----------
                                                         29,426
                                                     ----------
             Medical Equipment & Suplies - 3.2%
       143     Biomet, Inc.*......................        6,873
       159     Chiron Corp.*......................        8,109
       147     Genzyme Corp.*.....................        8,967
                                                     ----------
                                                         23,949
                                                     ----------

             Office & Business Equipment - 0.4%
       183     Staples, Inc.*.....................        2,926

             Pharmaceuticals - 5.2%
        49     Abgenix, Inc.*.....................        2,205
       108     Biogen, Inc.*......................        5,871
        74     Human Genome Sciences, Inc.*.......        4,459
        96     IDEC Pharmaceuticals Corp.*........        6,498
       449     Immunex Corp.*.....................        7,970
       135     Medimmune, Inc.*...................        6,372
       142     Millennium Pharmaceuticals, Inc.*..        5,052
                                                     ----------
                                                         38,427
                                                     ----------
             Restaurants - 1.0%
       313     Starbucks Corp.*...................        7,199
                                                     ----------

             Retail - 3.9%
       143     Amazon.com, Inc.*..................        2,023
       230     Bed, Bath & Beyond, Inc.*..........        6,900
       120     Cintas Corp........................        5,550
       143     Costco Wholesale Corp.*............        5,874
       121     eBay, Inc.*........................        8,288
                                                     ----------
                                                         28,635
                                                     ----------

             Semiconductors - 15.4%
       251     Applied Materials, Inc.*...........       12,324
       205     Atmel Corp.*.......................        2,765
     1,405     Intel Corp.........................       41,096
       811     JDS Uniphase Corp.*................       10,138
       135     KLA Tencor Corp.*..................        7,893
       276     Maxim Integrated Products, Inc.*...       12,202

                                                      Market
      Share                                           Value
      -----                                           -----

        66     Microchip Technology, Inc.*.........  $    2,206
        86     Novellus System, Inc.*..............       4,884
       108     PMC-Sierra, Inc.*...................       3,356
        56     QLogic Corp.*.......................       3,609
       118     Vitesse Semiconductor Corp.*........       2,483
       261     Xilinx, Inc.*.......................      10,764
                                                     ----------
                                                        113,720
                                                     ----------

             Telecommunications - 15.3%
        91     3Com Corp.*.........................         432
       581     ADC Telecommunications, Inc.*.......       3,835
        98     Adelphia Communications Corp.*......       4,018
       233     Ciena Corp.*........................       8,854
       269     Comcast Corp.*......................      11,675
       107     Comverse Technology, Inc.*..........       6,110
       146     Echostar Communications Corp.*......       4,733
       164     Level 3 Communications, Inc.*.......         900
       301     McLeodUSA, Inc.*....................       1,382
       328     Metromedia Fiber Network, Inc.*.....         669
       565     Nextel Communications, Inc.*........       9,888
       120     PanAmSat Corp.*.....................       4,665
       546     Qualcomm, Inc.*.....................      31,930
       113     RF Micro Devices, Inc.*.............       3,048
       573     Telefonaktiebolaget LM Ericsson AB..       3,106
       136     Tellabs, Inc.*......................       2,635
       209     USA Networks, Inc.*.................       5,852
       625     WorldCom, Inc.-WorldCom Group*......       8,875
       155     XO Communications, Inc.*............         297
                                                     ----------
                                                        112,904
                                                     ----------


             TOTAL INVESTMENTS - 99.5%
               (Cost $1,157,684)...................     736,140
                                                     ----------
               Cash & Other Assets, Net of
               Liabilities - 0.5%..................       3,471
                                                     ----------
               NET ASSETS - 100.0%.................  $  739,611
                                                     ==========

               Cost for Federal income tax purposes
               is $1,157,684 and net unrealized
               depreciation consists of:
                 Gross unrealized appreciation.....  $   41,304
                 Gross unrealized depreciation.....    (462,848)
                                                     ----------
                   Net unrealized depreciation.....  $ (421,544)
                                                     ==========

                   * Non-income producing security.

                          SAGE LIFE INVESTMENT TRUST
                            Nasdaq-100 Index Fund
                      Statement of Assets & Liabilities
                                June 30, 2001
                                  (Unaudited)

Assets:
Investments (Note 1):
   At identified cost ........................................   $ 1,157,684
                                                                 ===========
   At market value ...........................................   $   736,140

Cash .........................................................         5,317
Receivables:
   Receivable from advisor ...................................           334
   Dividends and interest ....................................            34
Prepaid insurance ............................................           206
                                                                 -----------
     Total Assets ............................................       741,825
                                                                 -----------

Liabilities:
Payables:
   Payable to advisor ........................................           469
   Payable for securities purchased ..........................         1,537
   Other liabilities .........................................           414
                                                                 -----------
     Total Liabilities .......................................         2,420
                                                                 -----------

Total Net Assets .............................................   $   739,405
                                                                 ===========



Net Assets consist of:
Paid-in capital ..............................................   $ 1,251,612
Undistributed net investment loss ............................        (2,481)
Accumulated net realized loss on investments .................       (87,976)
Net unrealized depreciation on investments ...................      (421,544)
                                                                 -----------

Total Net Assets .............................................   $   739,611
                                                                 ===========

Shares of beneficial interest outstanding ....................       145,038
                                                                 ===========

Net Asset Value, offering price and redemption price per share   $      5.10
                                                                 ===========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                            Nasdaq-100 Index Fund
                            Statement of Operations
                           For the Six Months Ended
                                June 30, 2001
                                  (Unaudited)

Investment Income:
   Interest                                                        $     184
   Dividends                                                             167
                                                                   ---------
     Total investment income                                             351
                                                                   ---------

Expenses:
   Investment advisory fees (Note 2)                                   2,651
   Audit expense                                                         811
   Trustees' fees and expenses                                           334
   Insurance expense                                                      87
                                                                   ---------
   Total expenses                                                      3,883

   Less: Advisory fee waivers and expense reimbursement (Note 2)      (1,051)
                                                                   ---------
   Net expenses                                                        2,832
                                                                   ---------

   Net investment loss                                                (2,481)
                                                                   ---------

Realized and Unrealized Loss on Investments:
   Net realized loss on investments                                  (65,904)
   Net change in unrealized depreciation of investments              (88,151)
                                                                   ---------
   Net realized and unrealized loss on investments                  (154,055)
                                                                   ---------

Net Decrease in Net Assets Resulting from Operations               $(156,536)
                                                                   =========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                            Nasdaq-100 Index Fund
                      Statement of Changes in Net Assets

                                                                                 Six Months Ended
                                                                                  June 30, 2001      Period Ended
                                                                                   (Unaudited)   December 31, 2000 (1)
                                                                                ================   ================
Operations:
       Net investment loss                                                      $         (2,481)  $         (1,733)
       Net realized loss on investments                                                  (65,904)           (22,072)
       Net change in unrealized depreciation of investments                              (88,151)          (333,394)
                                                                                ----------------   ----------------

       Net decrease in net assets resulting from operations                             (156,536)          (357,199)
                                                                                ----------------   ----------------
Distributions:
       From net investment income                                                              -                  -
       From net realized gain on investments                                                   -                  -
                                                                                ----------------   ----------------

       Total Distributions                                                                     -                  -
                                                                                ----------------   ----------------

Capital Share Transactions (a):
       Proceeds from sale of shares                                                      270,497          1,091,339
       Cost of shares repurchased                                                        (70,710)           (37,780)
                                                                                ----------------   ----------------
       Net increase in net assets resulting from capital share transactions              199,787          1,053,559
                                                                                ----------------   ----------------


       Net increase in net assets                                                         43,251            696,360

       Net assets at beginning of period                                                 696,360                  -
                                                                                ----------------   ----------------
       Net assets at end of period                                              $        739,611   $        696,360
                                                                                ================   ================
(a) Transactions in capital stock were:
       Shares sold                                                                        52,285            111,687
       Shares repurchased                                                                (13,800)            (5,134)
                                                                                ----------------   ----------------

       Net increase in shares from capital share transactions                             38,485            106,553
                                                                                ================   ================

(1)    Commenced operations on September 18, 2000.

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                            Nasdaq-100 Index Fund
                             Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                                     Six Months Ended
                                                                      June 30, 2001       Period Ended
                                                                       (Unaudited)     December 31, 2000 (1)
                                                                     ===============   =====================
Net Asset Value, Beginning of Period                                 $          6.54    $              10.00
                                                                     ---------------    --------------------
Operations:
   Net investment loss                                                        (0.02)                   (0.02)
   Net realized and unrealized loss on investments                            (1.42)                   (3.44)
                                                                     ---------------    --------------------
   Total from Investment Operations                                           (1.44)                   (3.46)
                                                                     ---------------    --------------------

Distributions to Shareholders:
   Dividends from net investment income                                            -                       -
   Distributions from net realized gain on investments                             -                       -
                                                                     ---------------    --------------------
   Total Distributions                                                          0.00                    0.00
                                                                     ---------------    --------------------

Net Asset Value, End of Period                                       $          5.10    $               6.54
                                                                     ===============    ====================

Total Return**                                                                (22.02%)                (34.60%)

Ratios/Supplemental Data:*
   Net Assets, end of period (in thousands)                          $           740    $                696
   Ratio of Net Investment Income to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                   (1.06%)                 (0.82%)
     After waiver/reimbursement of investment advisory fees                    (0.75%)                 (0.72%)
   Ratio of Expenses to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                    1.17%                   0.95%
     After waiver/reimbursement of investment advisory fees                     0.85%                   0.85%
   Portfolio Turnover                                                             15%                     12%

(1) Commenced operations on September 18, 2000.
    *  Ratios have been annualized.
    ** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                            NASDAQ-100 INDEX FUND
                         Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

1.   Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of shares, each of which represents a separate diversified portfolio of investments. Nasdaq-100 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on September 18, 2000. Shares of the Fund are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The Fund seeks to provide investment returns that correspond to the performance of the Nasdaq-100 Index before deduction of fund expenses. The Fund will invest in the stocks of companies included in the (the "Index") selected on the basis of computer generated statistical data.

Index funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, market analysis and investment judgement. Instead, index funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective index through statistical procedures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Valuation: The Fund's investments, which are traded on recognized domestic exchanges for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Futures Contracts: The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Fund may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The

                          SAGE LIFE INVESTMENT TRUST
                            NASDAQ-100 INDEX FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Federal Income Taxes: The Fund is a separate entity for federal income tax purposes. No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Capital Loss Carryforwards: At December 31, 2000, the Fund had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains in the amount of $3,348 expiring December 31, 2008.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, in the Fund.

Income dividends and capital gain distributions of the Fund are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. This may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

2.   Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Fund. In connection with its role as investment manager of the Fund, Sage pays all the Fund's expenses, except brokerage fees, expenses of the non-interested Trustees (including Fund counsel fees), audit

                          SAGE LIFE INVESTMENT TRUST
                            NASDAQ-100 INDEX FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

fees and extraordinary expenses. As compensation for services rendered, the Fund pays Sage a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.85%. During the six months ended June 30, 2001, Sage voluntarily waived 0.05% of its fee.

Sage has contractually agreed to limit the expenses of the Fund until May 1, 2002. With this limitation the Fund's total expenses are limited to an annual percentage rate of 0.85%. During the period ended June 30, 2001, Sage reimbursed the Fund $1,051 to prevent its expenses from exceeding an annual percentage rate of 0.85%.

Sage has retained the services of SSgA Funds Management, Inc. (the "Sub-Adviser") to serve as the investment adviser to the Fund. As compensation for the Sub-Adviser's services and the related expenses they incur with respect to the Fund, Sage pays the Sub-Adviser a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.10% of the first $50 million of assets under management, 0.04% of the next $50 million of assets under management, and 0.02% on amounts in excess of $100 million of assets under management.

3.   Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended June 30, 2001 were $301,304 and $102,365 respectively.

[LOGO]SAGE



Sage Life Investment Trust

Customer Service Center
P.O. Box 290680
Wethersfield, CT 06129-0680


PHONE: 877-TEL-SAGE
       877-835-7243

FAX:   877-FAX-SAGE
       877-329-7243

E-MAIL: service@sageusa.com

Visit us at www.sageusa.com

Executive Office
300 Atlantic Street . Stamford, CT 06901

                                                      Sage Life Investment Trust
                                                             ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                       [PICTURE]


                                                         Semi-Annual Report
                                                         June 30, 2001


                                                                      [LOGO]SAGE
--------------------------------------------------------------------------------

[LOGO]SAGE


     Dear Contract Owner:

     We are pleased to present you with this semi-annual report about the All-Cap Growth Fund (the "Fund") of the Sage Life Investment Trust for the six month period ending June 30, 2001.

     The Fund is available only to owners of Sage Life's Asset I and Asset II variable annuities and LifeAsset I variable life insurance contract.

     The report provides performance data and financial information about the Fund.

     Thank you for your investment in Sage funds and products.

     Sincerely,

     SAGE LIFE INVESTMENT TRUST


     /s/ Robin I. Marsden


     Robin I. Marsden
     President and Chief Executive Officer

                          Sage Life Investment Trust
                              All-Cap Growth Fund
               Illustration of an Assumed Investment of $10,000

The graph below compares the growth in value of a $10,000 investment in the Sage All - Cap Growth Fund with the performance of the Russell 3000 Growth Index. The graph assumes that distributions are reinvested.

                            All - Cap Growth Fund
                           Total Return Performance

                                    [GRAPH]


       All - Cap Growth Fund                 Russell 3000 Growth Index
       ---------------------                 -------------------------
    Sep-18-00             10,000.00                      10,000.00
       Sep-00             10,130.00                       9,869.30
       Dec-00              7,860.00                       7,766.25
       Mar-01              6,600.00                       6,168.58
       Jun-01              7,320.00                       6,725.80


Past performance does not guarantee future results.
Total Return for the Period ended June 30, 2001

                                Period Ended June 30, 2001     Since inception *
All - Cap Growth Fund                     (6.87%)                   (26.80%)
Russell 3000 Growth Index                (13.25%)                   (32.74%)


 * Inception date September 18, 2000

Past performance is not indicitive of future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns presented assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund.

                          SAGE LIFE INVESTMENT TRUST
                             All-Cap Growth Fund
                                June 30, 2001
                           Schedule of Investments
                                  (Unaudited)

                                                         Market
     Shares                                              Value
     ------                                              -----

           COMMON STOCK - 89.9%
           Beverage - 2.9%
      650      Anheuser-Busch Co., Inc                 $    26,780
                                                       -----------

               Broadcasting - 0.7%
      100      Gannett Co., Inc                              6,590
                                                       -----------

           Business Services - 3.5%
      150      Concord EFS, Inc.*                            7,801
    1,050      Doubleclick, Inc.*                           14,658
      150      Fiserv, Inc.*                                 9,597
                                                       -----------
                                                            32,056
                                                       -----------

           Computer Hardware - 3.1%
      550      Dell Computer Corp.*                         14,382
      500      EMC Corp.*                                   14,525
                                                       -----------
                                                            28,907
                                                       -----------

           Computer Software & Services - 10.3%
      350      Cadence Design System, Inc.*                  6,520
    1,100      Cisco Systems, Inc.*                         20,020
      600      Microsoft Corp.*                             43,800
      800      Sun Microsystems, Inc.*                      12,576
      400      Sungard Data Systems, Inc.*                  12,004
                                                       -----------
                                                            94,920
                                                       -----------
           Consumer Products - 4.8%
      800      Cendent Corp.*                               15,600
      200      Cintas Corp                                   9,250
      300      Gemstar TV Guide International, Inc.*         2,780
      100      Procter & Gamble Co                           6,380
                                                       -----------
                                                            44,010
                                                       -----------

           Electronics - 2.4%
      100      Altera Corp.*                                 2,900
      200      Celestica, Inc.*                             10,300
      500      Solectron Corp.*                              9,150
                                                       -----------
                                                            22,350
                                                       -----------

           Entertainment - 2.4%
      300      Carnival Corp                                 9,210
       50      International Game Technology*                3,137
      450      Royal Caribbean Cruises Ltd.*                 9,950
                                                       -----------
                                                            22,297
                                                       -----------

           Financial Services - 14.8%
      300      American Express Co                          11,640
      150      Capital One Financial Corp                    9,000
      550      Citigroup, Inc                               29,062
      200      Freddie Mac                                  14,000
      200      Goldman Sachs Group, Inc                     17,160
      450      Lehman Brothers Holdings, Inc                34,988
      150      Merrill Lynch & Co., Inc                      8,887
      200      Providian Financial Corp                     11,840
                                                       -----------
                                                           136,577
                                                       -----------

           Internet Software - 5.1%
      750      AOL Time Warner, Inc.*                       39,750
      500      Art Technology Group, Inc.*                   2,900
      550      Vignette Corp.*                               4,879
                                                       -----------
                                                            47,529
                                                       -----------

           Medical Equipment & Supplies - 0.8%
      150      Medtronic, Inc                                6,902
                                                       -----------

           Oil & Gas - 2.0%
      200      Barrett Resources Corp.*                     11,800
      200      Noble Drilling Corp.*                         6,550
                                                       -----------
                                                            18,350
                                                       -----------

                                                         Market
     Shares                                              Value
     ------                                              -----
           Pharmaceuticals - 13.7%
      300      American Home Products Corp             $    17,532
      100      Bristol-Meyers Squibb Co                      5,230
      150      Forest Laboratories, Inc.*                   10,650
      150      Genentech, Inc.*                              8,265
      200      IDEC Pharmaceuticals Corp.*                  13,538
      150      Merck & Co., Inc                              9,586
      450      Pfizer, Inc                                  18,023
      250      Pharmacia Corp                               11,488
      850      Praecis Pharmaceuticals, Inc.*               13,974
      150      Protein Design Labs, Inc.*                   13,014
      100      Shire Pharmaceuticals Group Plc*              5,550
                                                       -----------
                                                           126,850
                                                       -----------

           Restaurants - 1.5%
      600      Starbucks Corp.*                             13,800
                                                       -----------

           Retail - 6.3%
      400      Costco Wholesale Corp.*                      16,432
      400      Home Depot, Inc                              18,620
      150      Lowe's Co., Inc                              10,883
      250      Wal Mart Stores, Inc                         12,200
                                                       -----------
                                                            58,135
                                                       -----------

           Semiconductors - 11.0%
    1,700      Agere Systems, Inc.*                         12,750
      600      Cypress Semiconductor Corp.*                 14,310
      600      Fairchild Semiconductor Corp.*               13,800
      550      LSI Logic Corp.*                             10,340
      550      Mattson Technology, Inc.*                     9,614
      450      National Semiconductor Corp.*                13,104
      300      Novellus Systems, Inc.*                      17,037
      250      Texas Instruments, Inc                        7,875
      150      Vitesse Semiconductor, Inc.*                  3,156
                                                       -----------
                                                           101,986
                                                       -----------

           Telecommunications - 3.1%
      400      ADC Telecommunications, Inc.*                 2,640
      250      Acterna Corp.*                                2,750
      250      Nextel Communications, Inc.*                  4,375
      400      Nokia Oyj                                     8,816
      400      Sprint Corp.*                                 9,660
                                                       -----------
                                                            28,241
                                                       -----------

           Transportation - 1.5%
      500      CNF, Inc                                     14,123
                                                       -----------

               TOTAL INVESTMENTS - 89.9%
               (Cost $925,607)                             830,403
                                                       -----------

               Cash & Other Assets, Net of
               Liabilities - 10.1%                          93,174
                                                       -----------

               NET ASSETS - 100.0%                     $   923,577
                                                       ===========

               Cost for Federal income tax
               purposes is $925,607 and net
               unrealized depreciation consists
               of:
                  Gross unrealized appreciation        $    58,958
                  Gross unrealized depreciation           (154,162)
                                                       -----------
                    Net unrealized depreciation        $   (95,204)
                                                       ===========

               * Non-income producing security.

                          SAGE LIFE INVESTMENT TRUST
                             All-Cap Growth Fund
                      Statement of Assets & Liabilities
                                June 30, 2001
                                  (Unaudited)

Assets:
Investments (Note 1):
   At identified cost ........................................   $   925,607
                                                                 ===========

   At market value ...........................................   $   830,403
Cash .........................................................        93,555
Receivables:
   Receivable from advisor ...................................           423
   Dividends and interest ....................................           302
Prepaid insurance ............................................           250
                                                                 -----------
     Total Assets ............................................       924,933
                                                                 -----------

Liabilities:
Payables:
   Payable to advisor ........................................           763
   Other liabilities .........................................           593
                                                                 -----------
     Total Liabilities .......................................         1,356
                                                                 -----------

Total Net Assets .............................................   $   923,577
                                                                 ===========


Net Assets consist of:
Paid-in capital ..............................................   $ 1,191,485
Undistributed net investment loss ............................        (1,635)
Accumulated net realized loss on investments .................      (171,069)
Net unrealized depreciation on investments ...................       (95,204)
                                                                 -----------

Total Net Assets .............................................   $   923,577
                                                                 ===========

Shares of beneficial interest outstanding ....................       126,229
                                                                 ===========

Net Asset Value, offering price and redemption price per share   $      7.32
                                                                 ===========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                             All-Cap Growth Fund
                            Statement of Operations

                    For the Six Months Ended June 30, 2001
                                  (Unaudited)

Investment Income:
   Dividends                                                              $    1,533
   Interest                                                                    1,190
                                                                          ----------
     Total investment income                                                   2,723
                                                                          ----------

Expenses:
   Investment advisory fees (Note 2)                                           3,912
   Audit expense                                                               1,055
   Trustees' fees and expenses                                                   413
   Insurance expense                                                             105
                                                                          ----------
   Total expenses                                                              5,485

   Less: Advisory fee waivers and expense reimbursement (Note 2)              (1,127)
                                                                          ----------
   Net expenses                                                                4,358
                                                                          ----------

   Net investment loss                                                        (1,635)
                                                                          ----------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments                                          (61,335)
   Net change in unrealized appreciation of investments                       10,314
                                                                          ----------
   Net realized and unrealized loss on investments                           (51,021)
                                                                          ----------

Net Decrease in Net Assets Resulting from Operations                      $  (52,656)
                                                                          ==========

                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                             All-Cap Growth Fund
                      Statement of Changes in Net Assets

                                                                                Six Months Ended
                                                                                  June 30, 2001             Period Ended
                                                                                   (Unaudited)         December 31, 2000 (1)
                                                                                =================    ========================
Operations:
  Net investment loss                                                              $     (1,635)           $       (701)
  Net realized loss on investments                                                      (61,335)               (109,735)
  Net change in unrealized appreciation / (depreciation) of investments                  10,314                (105,517)
                                                                                   ------------            ------------

  Net decrease in net assets resulting from operations                                  (52,656)               (215,953)
                                                                                   ------------            ------------
Distributions:
                                                                                              -                       -
  From net investment income                                                                  -                       -
  From net realized gain on investments                                            ------------            ------------
                                                                                              -                       -
  Total Distributions                                                              ------------            ------------
Capital Share Transactions (a):
  Proceeds from sale of shares                                                          284,283               1,028,900
  Cost of shares repurchased                                                           (118,873)                 (2,124)
                                                                                   ------------            ------------
  Net increase in net assets resulting from capital share transactions                  165,410               1,026,776
                                                                                   ------------            ------------
  Net increase in net assets                                                            112,754                 810,823

  Net assets at beginning of period                                                     810,823                       -
                                                                                   ------------            ------------
  Net assets at end of period                                                      $    923,577            $    810,823
                                                                                   ============            ============
(a) Transactions in capital stock were:
  Shares sold                                                                            39,714                 103,460
  Shares repurchased                                                                    (16,670)                   (275)
                                                                                   ------------            ------------

  Net increase in shares from capital share transactions                                 23,044                 103,185
                                                                                   ============            ============

(1) Commenced operations on September 18, 2000.


                       See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                             All-Cap Growth Fund
                             Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                                             Six Months Ended
                                                                              June 30, 2001             Period Ended
                                                                               (Unaudited)          December 31, 2000 (1)
                                                                             ================    =========================
Net Asset Value, Beginning of Period                                               $  7.86                 $ 10.00
                                                                                 ---------              ----------
Operations:
   Net investment loss                                                               (0.01)                  (0.01)
   Net realized and unrealized loss on investments                                   (0.53)                  (2.13)
                                                                                 ---------              ----------
   Total from Investment Operations                                                  (0.54)                  (2.14)
                                                                                 ---------              ----------
Distributions to Shareholders:
   Dividends from net investment income                                                  -                       -
   Distributions from net realized gain on investments                                   -                       -
                                                                                 ---------              ----------
   Total Distributions                                                                   -                       -
                                                                                 ---------              ----------
Net Asset Value, End of Period                                                     $  7.32                 $  7.86
                                                                                 =========              ==========

Total Return**                                                                      (6.87%)                 (21.40%)

Ratios/Supplemental Data:*
   Net Assets, end of period (in thousands)                                        $  924                  $   811
   Ratio of Net Investment Income to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                        (0.70%)                  (0.51%)
     After waiver/reimbursement of investment advisory fees                         (0.41%)                  (0.28%)
   Ratio of Expenses to Average Net Assets
     Before waiver/reimbursement of investment advisory fees                          1.38%                   1.33%
     After waiver/reimbursement of investment advisory fees                           1.10%                   1.10%
   Portfolio Turnover                                                                   43%                     90%

(1) Commenced operations on September 18, 2000.
   *  Ratios have been annualized.
   ** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                        See notes to financial statements

                          SAGE LIFE INVESTMENT TRUST
                             ALL-CAP GROWTH FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

1.   Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of shares, each of which represents a separate diversified portfolio of investments. All-Cap Growth Fund ("the Fund") is one of the funds offered to investors by the Trust. The Fund began operations on September 18, 2000. Shares of the Fund are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of companies which have one or more of the following characteristics: projected earnings growth and return on equity greater than those of the S&P 500 average; dominance in their industries or market niches; the ability to create and sustain a competitive advantage; superior management teams and high profit margins.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Valuation: The Fund's investments, which are traded on recognized domestic exchanges for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61/st/ day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Futures Contracts: The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Fund may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

                          SAGE LIFE INVESTMENT TRUST
                             ALL-CAP GROWTH FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

Federal Income Taxes: The Fund is a separate entity for federal income tax purposes. No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Capital Loss Carryforwards: At December 31, 2000, the Fund had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains in the amount of $43,022 expiring December 31, 2008.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, in the Fund.

Income dividends and capital gain distributions of the Fund are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. This may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

2.  Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Fund. In connection with its role as investment manager of the Fund, Sage pays all the Fund's expenses, except brokerage fees, expenses of the non-interested Trustees (including Fund counsel fees), audit fees and extraordinary expenses. As compensation for services rendered, the Fund pays Sage a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 1.10%. During the six months ended June 30, 2001, Sage voluntarily waived 0.11% of its fee.

                          SAGE LIFE INVESTMENT TRUST
                             ALL-CAP GROWTH FUND
                        Notes to Financial Statements
                                June 30, 2001
                                  (unaudited)

Sage has contractually agreed to limit the expenses of the Fund until May 1, 2002. With this limitation the Fund's total expenses are limited to an annual percentage rate of 1.10%. During the period ended June 30, 2001, Sage reimbursed the Fund $1,127 to prevent its expenses from exceeding an annual percentage rate of 1.10%.

Sage has retained the services of Eagle Asset Management (the "Sub-Adviser") to serve as the investment adviser to the Fund. As compensation for the Sub-Adviser's services and the related expenses they incur with respect to the Fund, Sage pays the Sub-Adviser a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.45% of the first $50 million of assets under management, 0.40% of the next $250 million of assets under management, and 0.30% on amounts in excess of $300 million of assets under management.

3.   Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended June 30, 2001 were $477,681 and $326,093 respectively.

[LOGO]SAGE


Sage Life Investment Trust

Customer Service Center
P.O. Box 290680
Wethersfield, CT 06129-0680


PHONE: 877-TEL-SAGE
       877-835-7243

FAX:   877-FAX-SAGE
       877-329-7243

E-MAIL: service@sageusa.com

Visit us at www.sageusa.com

Executive Office
300 Atlantic Street . Stamford, CT 06901

                          Sage Life Investment Trust
                                EAFE Index Fund
                                 June 30, 2001
                            Schedule of Investments

                                                                       Market
     Shares                                                             Value
     ------                                                             -----
             COMMON STOCK - 0.0%
             Real Estate - 0.0%
         127    Westfield Trust DRP.................................  $     217
                                                                      ---------

                TOTAL INVESTMENTS - 0.0%
                     (Cost $209)....................................        217
                                                                      ----------

                Cash & Other Assets, Net of Liabilities - 100.0%        737,811
                                                                      ----------

                NET ASSETS - 100.0%.................................  $ 738,028.
                                                                      ==========

             *  Non-income producing security

                       Sage Life Investment Trust
                         EAFE Equity Index Fund
                   Statement of Assets and Liabilities
                              June 30, 2001
                               (Unaudited)

Assets:
Investments (Note 1):
   At identified cost...................................................      $            209
                                                                              ================

   At value ............................................................      $            217
Cash, including foreign currency, at market value ......................               155,560
Receivables:
   Receivable from securities sold......................................               537,066
   Dividends and interest...............................................                61,986
   Receivable from advisor..............................................                 3,178
   Prepaid insurance....................................................                   133
                                                                              ----------------
      Total Assets......................................................               758,140
                                                                              ----------------

Liabilities:
Payables:
   Other liabilities ...................................................                13,054
   Payable to advisor ..................................................                 7,058
                                                                              ----------------
      Total Liabilities ................................................                20,112
                                                                              ----------------

Net Assets..............................................................      $        738,028
                                                                              ================

Net Assets Consist of:
Paid-in capital.........................................................      $      2,529,755
Undistributed net investment income.....................................                92,257
Accumulated net realized loss on investments............................            (1,878,626)
Net unrealized depreciation on investments..............................                (5,358)
                                                                               ---------------

Total Net Assets........................................................       $       738,028
                                                                               ===============

Shares of beneficial interest outstanding...............................                87,225
                                                                               ===============

Net Asset Value, offering price and redemption price per share                 $          8.46
                                                                               ===============

                              See notes to financial statements

                        Sage Life Investment Trust
                          EAFE Equity Index Fund
                         Statement of Operations
                    For Six Months Ended June 30, 2001
                               (Unaudited)

Investment Income:
    Dividends (net of foreign withholding taxes of $28,024 respectively)                           $   144,809
    Interest                                                                                            12,700
                                                                                                   -----------
      Total investment income                                                                          157,509
                                                                                                   -----------

Expenses:
    Investment advisory fees (Note 2)                                                                   55,039
    Audit expense                                                                                       18,902
    Trustees' fees and expenses                                                                          7,351
    Insurance expense                                                                                      949
                                                                                                   -----------
    Total expenses                                                                                      82,241

    Less: Advisory fee waivers and expense reimbursement (Note 2)                                      (14,153)
                                                                                                   -----------
    Net expenses                                                                                        68,088
                                                                                                   -----------

    Net investment income                                                                               89,421
                                                                                                   -----------

Realized and Unrealized Loss on Investments and
Foreign Currency Transactions:
    Net realized loss on investments                                                                (1,737,172)
    Net realized loss on foreign currency transactions                                                (130,019)
    Net change in unrealized depreciation of investments and foreign
    currency transactions                                                                             (374,844)
    Net realized and unrealized loss on investments and
                                                                                                   -----------
    foreign currency transactions                                                                   (2,242,035)
                                                                                                   -----------


Net Decrease in Net Assets Resulting from Operations                                               ($2,152,614)
                                                                                                   ===========

                             See notes to financial statements

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                      Statement of Changes in Net assets

                                                                                      Six Months Ended
                                                                                       June 30, 2001              Year Ended
                                                                                        (Unaudited)           December 31, 2000
                                                                                      ==============       ======================
Operations:
    Net investment income                                                               $     89,421            $    102,357
    Net realized gain (loss) on investments and foreign currency transactions             (1,867,191)              1,055,185
    Net change in unrealized depreciation of investments and
    foreign currency transactions                                                           (374,844)             (4,030,984)
                                                                                        ------------            ------------

    Net decrease in net assets resulting from operations                                  (2,152,614)             (2,873,442)
                                                                                        ------------            ------------

Distributions:
    From net investment income                                                                    --                 (87,186)
    From net realized gain on investments                                                         --              (1,161,249)
                                                                                        ------------            ------------

    Total Distributions                                                                           --              (1,248,435)
                                                                                        ------------            ------------

Capital Share Transactions:
    Proceeds from sale of shares                                                             250,962                  34,393
    Shares issued in reinvestment of dividends & distributions                                    --               1,248,435
    Cost of shares repurchased                                                           (14,967,331)             (4,220,723)
                                                                                        ------------            ------------
    Net decrease in net assets resulting from capital share transactions                 (14,716,369)             (2,937,895)
                                                                                        ------------            ------------

    Net decrease in net assets                                                           (16,868,983)             (7,059,772)

    Net assets at beginning of period                                                     17,607,011              24,666,783
                                                                                        ------------            ------------

    Net assets at end of period                                                         $    738,028            $ 17,607,011
                                                                                        ============            ============

Capital Share Transactions:
    Shares sold                                                                               29,451                   3,135
    Shares issued in reinvestment of dividends and distributions                                  --                 128,572
    Shares repurchased                                                                    (1,737,857)               (351,177)
                                                                                        ------------            ------------

    Net decrease in shares from capital share transactions                                (1,708,406)               (219,470)
                                                                                        ============            ============


                        See notes to financial statements

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                             Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                                      Six Months Ended
                                                                        June 30, 2001        Period Ended           Period Ended
                                                                         (Unaudited)      December 31, 2000    December 31, 1999 (1)
                                                                      ================  ====================  ======================
Net Asset Value, Beginning of Period                                       $   9.81            $  12.24              $  10.00
                                                                           --------            --------              --------
Operations:
    Net investment income                                                      1.06                0.06                  0.08
    Net realized and unrealized gain (loss) on
        investments and
    Foreign currency transactions                                             (2.41)              (1.74)                 2.25
                                                                           --------            --------              --------
    Total from Investment Operations                                          (1.35)              (1.68)                 2.33
                                                                           --------            --------              --------
Distributions to Shareholders:
    Dividends from net investment income                                         --               (0.05)                (0.07)
    Distributions from net realized gain on investments                          --               (0.70)                (0.02)
                                                                           --------            --------              --------
    Total Distributions                                                        0.00               (0.75)                (0.09)
                                                                           --------            --------              --------

Net Asset Value, End of Period                                             $   8.46            $   9.81              $  12.24
                                                                           ========            ========              ========
Total Return**                                                               (13.76%)            (13.67%)               23.30%

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)                               $    738            $ 17,607              $ 24,667
    Ratio of Net Investment Income to Average Net Assets
          Before waiver/reimbursement of investment advisory fees              1.00%               0.17%                 0.86%*
          After waiver/reimbursement of investment advisory fees               1.19%               0.52%                 1.03%*
    Ratio of Expenses to Average Net Assets
          Before waiver/reimbursement of investment advisory fees              1.10%               1.25%                 1.07%*
          After waiver/reimbursement of investment advisory fees               0.90%               0.90%                 0.90%*
    Portfolio Turnover                                                            0%                  6%                   10%

(1)  Commenced operations on March 22, 1999.
   *    Ratios have been annualized.
   ** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                       See notes to financial statements

               Sage Life Investment Trust EAFE Equity Index Fund
                         Notes to Financial Statements
                                 JUNE 30, 2001
                                  (unaudited)

1. Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of shares, each of which represents a separate diversified portfolio of investments. EAFE Equity Index Fund ("the Fund") is one of the funds offered to investors by the Trust. The Fund began operations on March 22, 1999. Shares of the Fund are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The EAFE Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index") before the deduction of fund expenses. The EAFE Index is a capitalization-weighted index of stock companies outside the United States. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the EAFE Index.

Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, market analysis and investment judgement. Instead, Index Funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective index through statistical procedures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Valuation: The Fund's investments, which are traded on recognized domestic exchanges for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61/st/ day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Foreign currency: Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at the rate of exchange prevailing when accrued.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation/(depreciation) on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

               Sage Life Investment Trust EAFE Equity Index Fund
                         Notes to Financial Statements
                                 JUNE 30, 2001
                                  (unaudited)


Futures Contracts: The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Fund may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Federal Income Taxes: The Fund is a separate entity for federal income tax purposes. No provisions for federal income taxes have been made since each Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: Each Fund distributes substantially all of its net investment income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, in the Fund.

Income dividends and capital gain distributions of the Fund is determined in accordance with income tax regulations which may differ from accounting principals generally accepted in the United States. This may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Risks Associated with Foreign Securities: The risks of investing in foreign securities include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in these countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.

               Sage Life Investment Trust EAFE Equity Index Fund
                         Notes to Financial Statements
                                 JUNE 30, 2001
                                  (unaudited)


companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions. This may create substantial delays and settlement failures that could adversely affect a Fund's performance.

Adverse political, economic or social developments in the countries in which the Fund has invested could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


2. Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Fund. In connection with its role as investment manager of the Fund, Sage pays all the Fund's expenses, except brokerage fees, and expenses of the non-interested Trustees (including Fund counsel fees), audit fees and extraordinary expenses. As compensation for services rendered, the Fund pay Sage a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.90%. During the period ended June 30, 2001, the Investment Manager voluntarily waived
 .17% of its fee.

Sage has contractually agreed to limit the expenses of the Fund until May 1, 2002. With this limitation the fund's total expenses are limited to an annual percentage rate of 0.90%. During the period ended June 30, 2001, the Investment Manager reimbursed the Fund $40,568 to prevent its expenses from exceeding an annual percentage rate of 0.90%.

Sage has retained the services of SSgA Funds Management, Inc. to serve as the investment adviser to the Fund. As compensation for the advisers' services and the related expenses they incur with respect to the Fund, Sage pays the adviser a monthly fee based on a percentage of the average daily net assets of the Fund at the annual percentage rate of 0.15% of the first $50 million of assets under management, 0.10% of the next $50 million of assets under management, and 0.08% on amounts in excess of $100 million of assets under management with a minimum annual fee of $65,000.

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended June 30, 2001 were $23,200 and $15,349,256 respectively.

4. Subsequent Events

Effective May 30, 2001 all shareholders except Sage Life had been redeemed from the Fund and no new shareholder subscriptions were being accepted into the Fund. Liquidation of the portfolio began in June 2001 with completion expected by end of July 2001.